Income Taxes (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Balance as at beginning of the year	$ 13,916,927	$ 12,673,121
Valuation allowance recognized during the year	4,875,019	1,998,669
Increase (reduction) in deferred tax asset and corresponding valuation allowance pertaining to earlier years	691,218	(41,757)
Effect of currency translation	(513,366)	(713,106)
Balance as at end of the year	$ 18,969,798	$ 13,916,927